FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Credit Risk (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2018 USD ($) Contract	Jun. 30, 2017 USD ($)
Maximum credit risk exposure [Abstract]
Financial assets	$ 23,803
Cash and Cash Equivalents [Member]
Maximum credit risk exposure [Abstract]
Financial assets	22,623	$ 34,802
Trade and Other Receivables [Member]
Maximum credit risk exposure [Abstract]
Financial assets	78	265
Other Non-current Financial Assets [Member]
Maximum credit risk exposure [Abstract]
Financial assets	1,102	446
Credit Risk [Member]
Maximum credit risk exposure [Abstract]
Financial assets	$ 23,803	35,513
Number of fixed-price coal sales contracts | Contract	2
Exposure to bad debts	$ 0	$ 0